Debt (Aggregate Scheduled Maturities Of Debt And Capital Lease Obligations) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
2019	$ 35.0
2020	33.3
2021	109.2
2022	2,132.3
2023	15.5
Thereafter	2,511.7
Total debt	4,837.0
Interest	(108.4)
Long-term debt	4,728.6	$ 5,789.3
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
2019	17.4
2020	18.0
2021	19.3
2022	16.3
2023	15.5
Thereafter	197.0
Total debt	283.5
Interest	(108.4)
Long-term debt	175.1
Debt [Member]
Debt Instrument [Line Items]
2019	17.6
2020	15.3
2021	89.9
2022	2,116.0
Thereafter	2,314.7
Total debt	4,553.5
Long-term debt	4,553.5
SB/RH [Member]
Debt Instrument [Line Items]
2019	555.0
2020	33.3
2021	32.2
2022	1,242.3
2023	15.5
Thereafter	2,511.7
Total debt	4,390.0
Interest	(108.4)
Long-term debt	4,281.6	$ 3,815.9
SB/RH [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
2019	17.4
2020	18.0
2021	19.3
2022	16.3
2023	15.5
Thereafter	197.0
Total debt	283.5
Interest	(108.4)
Long-term debt	175.1
SB/RH [Member] | Debt [Member]
Debt Instrument [Line Items]
2019	537.6
2020	15.3
2021	12.9
2022	1,226.0
Thereafter	2,314.7
Total debt	4,106.5
Long-term debt	$ 4,106.5